Future Minimum Annual Obligations Under All Non-Cancellable Operating Lease Commitments Including Facility Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
Total	$ 3,023
2014	840
2015	839
2016	853
2017	$ 491